Restatement of Previously Issued Consolidated Financial Statements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Minimum cash balance required by lender	$ 3,000	$ 3,000	$ 3,000
Loan proceeds related to the Paycheck Protection Program Loan	8,407		10,435
Allowance for uncollectible receivables	249	188	$ 242
Losses due to impairment of long-lived assets	611	1,051
Advertising costs	2,242	$ 3,716
As Filed
Allowance for uncollectible receivables	$ 455